Quarterly Holdings Report
for
Fidelity® Global Equity Income Fund
January 31, 2026
GED-NPRT1-0426
1.938168.113
Common Stocks - 96.7%
	Shares	Value ($)
BELGIUM - 1.0%
Financials - 0.6%
Banks - 0.6%
KBC Group NV	18,598	2,621,167
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	6,532	1,977,487
TOTAL BELGIUM		4,598,654
BRAZIL - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Equatorial SA	304,274	2,365,853
CANADA - 3.7%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	26,411	1,769,526
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 1.4%
Alimentation Couche-Tard Inc	56,483	2,938,535
Metro Inc/CN	45,815	3,041,323
TOTAL CONSUMER STAPLES		5,979,858
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd	54,842	2,039,181
Imperial Oil Ltd	24,880	2,513,672
PrairieSky Royalty Ltd	90,106	1,961,401
TOTAL ENERGY		6,514,254
Information Technology - 0.5%
Software - 0.5%
Constellation Software Inc/Canada	1,149	2,120,509
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	581	0
TOTAL INFORMATION TECHNOLOGY		2,120,509
TOTAL CANADA		16,384,147
DENMARK - 0.2%
Financials - 0.2%
Insurance - 0.2%
Tryg A/S	29,100	707,137
FRANCE - 2.9%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	2,887	1,863,283
Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	14,400	1,128,383
Energy - 0.8%
Energy Equipment & Services - 0.3%
Vallourec SACA	80,300	1,699,979
Oil, Gas & Consumable Fuels - 0.5%
Gaztransport Et Technigaz SA	9,500	2,043,840
TOTAL ENERGY		3,743,819
Financials - 0.2%
Capital Markets - 0.2%
Amundi SA (d)(e)	10,891	967,578
Industrials - 0.9%
Aerospace & Defense - 0.9%
Airbus SE	8,818	2,018,882
Thales SA	6,300	1,928,593
TOTAL INDUSTRIALS		3,947,475
Information Technology - 0.3%
IT Services - 0.3%
Capgemini SE	8,109	1,259,962
TOTAL FRANCE		12,910,500
GERMANY - 4.8%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Deutsche Telekom AG	140,809	4,725,309
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Fresenius SE & Co KGaA	18,700	1,046,459
Industrials - 3.5%
Aerospace & Defense - 2.8%
Rheinmetall AG	5,732	12,104,271
Industrial Conglomerates - 0.7%
Siemens AG	10,288	3,110,374
TOTAL INDUSTRIALS		15,214,645
TOTAL GERMANY		20,986,413
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
AIA Group Ltd	175,286	2,022,359
HUNGARY - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Richter Gedeon Nyrt	51,700	1,730,389
INDIA - 0.2%
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd ADR	20,158	652,716
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Redington Ltd	71,339	211,191
TOTAL INDIA		863,907
IRELAND - 0.5%
Consumer Staples - 0.2%
Food Products - 0.2%
Kerry Group PLC Class A	9,100	806,844
Financials - 0.3%
Banks - 0.3%
AIB Group PLC	111,300	1,246,733
TOTAL IRELAND		2,053,577
ITALY - 1.5%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (c)	2,500	832,925
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	40,300	2,213,644
Industrials - 0.8%
Electrical Equipment - 0.8%
Prysmian SpA	28,800	3,429,170
TOTAL ITALY		6,475,739
JAPAN - 4.1%
Communication Services - 0.7%
Entertainment - 0.7%
Capcom Co Ltd	49,836	1,270,266
Nintendo Co Ltd	25,865	1,601,705
TOTAL COMMUNICATION SERVICES		2,871,971
Consumer Discretionary - 0.8%
Household Durables - 0.8%
Sony Group Corp	155,880	3,436,828
Financials - 0.0%
Financial Services - 0.0%
Sony Financial Group Inc (a)	155,880	156,625
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	8,596	1,436,925
Industrials - 1.7%
Industrial Conglomerates - 1.0%
Hitachi Ltd	132,023	4,581,216
Machinery - 0.2%
Ebara Corp	27,896	839,259
Trading Companies & Distributors - 0.5%
Inaba Denki Sangyo Co Ltd	137,198	2,281,019
TOTAL INDUSTRIALS		7,701,494
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Renesas Electronics Corp	83,679	1,391,202
Materials - 0.3%
Chemicals - 0.3%
Shin-Etsu Chemical Co Ltd	34,680	1,140,437
TOTAL JAPAN		18,135,482
KENYA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Safaricom PLC	1,360,546	312,186
KOREA (SOUTH) - 2.9%
Information Technology - 2.9%
Technology Hardware, Storage & Peripherals - 2.9%
Samsung Electronics Co Ltd	116,836	12,926,029
NETHERLANDS - 1.6%
Consumer Staples - 0.0%
Food Products - 0.0%
Magnum Ice Cream Co NV/The (United Kingdom)	6,465	114,782
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
NXP Semiconductors NV	30,245	6,839,604
TOTAL NETHERLANDS		6,954,386
SOUTH AFRICA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	17,840	1,092,259
SWEDEN - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	40,600	457,767
SWITZERLAND - 0.9%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	8,776	1,703,507
Health Care - 0.5%
Pharmaceuticals - 0.5%
Galderma Group AG	12,384	2,308,365
TOTAL SWITZERLAND		4,011,872
TAIWAN - 4.4%
Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
Taiwan Semiconductor Manufacturing Co Ltd	352,452	19,430,508
UNITED KINGDOM - 8.7%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	107,346	3,218,817
Leisure Products - 0.3%
Games Workshop Group PLC	5,341	1,246,074
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC (a)	89,257	1,342,262
TOTAL CONSUMER DISCRETIONARY		5,807,153
Consumer Staples - 2.4%
Beverages - 0.1%
Diageo PLC	27,820	640,146
Food Products - 0.6%
Cranswick PLC	20,600	1,482,690
Premier Foods PLC	401,653	1,037,648
		2,520,338
Personal Care Products - 0.4%
Unilever PLC	28,735	1,954,826
Tobacco - 1.3%
British American Tobacco PLC	72,500	4,379,986
Imperial Brands PLC	21,601	909,786
		5,289,772
TOTAL CONSUMER STAPLES		10,405,082
Financials - 1.1%
Banks - 0.4%
Lloyds Banking Group PLC	1,028,879	1,536,327
Starling Bank Ltd (b)(f)	83,600	257,386
		1,793,713
Capital Markets - 0.5%
London Stock Exchange Group PLC	19,550	2,172,736
Insurance - 0.2%
Hiscox Ltd	40,809	827,564
TOTAL FINANCIALS		4,794,013
Health Care - 1.3%
Pharmaceuticals - 1.3%
Astrazeneca PLC ADR	62,737	5,820,111
Industrials - 2.5%
Aerospace & Defense - 1.8%
BAE Systems PLC	116,374	3,159,198
Rolls-Royce Holdings PLC	277,437	4,637,909
		7,797,107
Professional Services - 0.6%
RELX PLC	70,741	2,507,912
Trading Companies & Distributors - 0.1%
RS GROUP PLC	95,777	878,078
TOTAL INDUSTRIALS		11,183,097
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	11,400	552,835
TOTAL UNITED KINGDOM		38,562,291
UNITED STATES - 57.1%
Communication Services - 6.6%
Diversified Telecommunication Services - 0.8%
AT&T Inc	49,394	1,294,617
Comcast Corp Class A	33,025	982,493
Verizon Communications Inc	27,382	1,219,047
		3,496,157
Entertainment - 0.7%
Walt Disney Co/The	26,030	2,936,184
Interactive Media & Services - 4.3%
Alphabet Inc Class A	56,487	19,092,606
Media - 0.0%
Versant Media Group Inc Class A	1,321	43,038
Wireless Telecommunication Services - 0.8%
T-Mobile US Inc	18,177	3,584,686
TOTAL COMMUNICATION SERVICES		29,152,671
Consumer Discretionary - 3.7%
Diversified Consumer Services - 0.3%
H&R Block Inc	34,398	1,357,001
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp	7,793	2,454,795
Starbucks Corp	12,444	1,144,226
		3,599,021
Specialty Retail - 1.8%
Lowe's Cos Inc	10,807	2,886,117
TJX Cos Inc/The	33,126	4,962,606
		7,848,723
Textiles, Apparel & Luxury Goods - 0.8%
NIKE Inc Class B	10,800	667,548
Tapestry Inc	22,550	2,861,821
		3,529,369
TOTAL CONSUMER DISCRETIONARY		16,334,114
Consumer Staples - 3.9%
Beverages - 1.1%
Coca-Cola Co/The	44,667	3,341,538
Keurig Dr Pepper Inc	48,055	1,318,629
		4,660,167
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc Class A	27,400	456,210
BJ's Wholesale Club Holdings Inc (a)	13,485	1,246,553
Costco Wholesale Corp	1,924	1,809,041
Target Corp	8,845	932,882
Walmart Inc	36,144	4,306,197
		8,750,883
Food Products - 0.1%
Mondelez International Inc	9,931	580,666
Household Products - 0.7%
Procter & Gamble Co/The	21,290	3,231,183
TOTAL CONSUMER STAPLES		17,222,899
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Exxon Mobil Corp	34,804	4,921,286
Shell PLC	47,465	1,824,531
TOTAL ENERGY		6,745,817
Financials - 10.9%
Banks - 6.7%
Bank of America Corp	93,751	4,987,553
JPMorgan Chase & Co	32,222	9,856,388
M&T Bank Corp	15,145	3,355,678
PNC Financial Services Group Inc/The	18,347	4,096,885
US Bancorp	41,200	2,311,731
Wells Fargo & Co	55,448	5,017,490
		29,625,725
Capital Markets - 1.2%
Blackrock Inc	1,300	1,454,622
Charles Schwab Corp/The	26,400	2,743,488
MSCI Inc	1,589	968,051
		5,166,161
Consumer Finance - 0.5%
Capital One Financial Corp	10,053	2,200,903
Financial Services - 0.2%
Apollo Global Management Inc	7,200	968,688
Insurance - 2.3%
Chubb Ltd	8,427	2,608,662
Hartford Insurance Group Inc/The	32,028	4,325,702
Travelers Companies Inc/The	11,424	3,250,242
		10,184,606
TOTAL FINANCIALS		48,146,083
Health Care - 6.9%
Biotechnology - 2.6%
AbbVie Inc	30,173	6,728,881
Gilead Sciences Inc	34,005	4,827,009
		11,555,890
Health Care Providers & Services - 0.4%
UnitedHealth Group Inc	6,496	1,863,897
Life Sciences Tools & Services - 0.5%
Danaher Corp	9,548	2,089,962
Pharmaceuticals - 3.4%
Eli Lilly & Co	6,630	6,876,305
GSK PLC	112,397	2,906,773
Johnson & Johnson	1,000	227,250
Merck & Co Inc	30,868	3,403,814
Royalty Pharma PLC Class A	36,012	1,500,980
		14,915,122
TOTAL HEALTH CARE		30,424,871
Industrials - 3.6%
Aerospace & Defense - 1.7%
GE Aerospace	19,839	6,086,407
General Dynamics Corp	3,718	1,305,353
		7,391,760
Building Products - 0.4%
Johnson Controls International plc	16,248	1,937,736
Electrical Equipment - 0.9%
GE Vernova Inc	5,491	3,988,498
Ground Transportation - 0.3%
Norfolk Southern Corp	5,000	1,456,200
Machinery - 0.3%
Crane Co	6,314	1,153,189
TOTAL INDUSTRIALS		15,927,383
Information Technology - 14.6%
Communications Equipment - 1.0%
Cisco Systems Inc	56,275	4,407,458
Electronic Equipment, Instruments & Components - 0.1%
Crane NXT Co	8,814	445,283
IT Services - 1.6%
Accenture PLC Class A	10,387	2,738,429
Amdocs Ltd	29,626	2,427,554
IBM Corporation	6,500	1,993,550
		7,159,533
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Inc	27,917	9,248,902
Software - 4.6%
Microsoft Corp	46,976	20,213,303
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc	85,859	22,278,694
TOTAL INFORMATION TECHNOLOGY		63,753,173
Materials - 1.6%
Chemicals - 1.0%
Linde PLC	9,868	4,509,380
Construction Materials - 0.3%
Holcim AG	13,060	1,346,080
Containers & Packaging - 0.3%
Ball Corp	12,898	733,509
Crown Holdings Inc	5,400	565,272
		1,298,781
TOTAL MATERIALS		7,154,241
Real Estate - 1.0%
Specialized REITs - 1.0%
American Tower Corp	6,319	1,132,870
Lamar Advertising Co Class A	18,863	2,420,312
Public Storage	3,626	1,001,465
TOTAL REAL ESTATE		4,554,647
Utilities - 2.8%
Electric Utilities - 1.3%
NextEra Energy Inc	35,637	3,132,492
PG&E Corp	34,085	525,591
Southern Co/The	19,668	1,756,549
		5,414,632
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	9,100	753,662
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	19,645	3,110,786
Multi-Utilities - 0.6%
Ameren Corp	17,643	1,822,169
WEC Energy Group Inc	9,315	1,030,891
		2,853,060
TOTAL UTILITIES		12,132,140
TOTAL UNITED STATES		251,548,039
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (a)	61,057	1,725,909
TOTAL COMMON STOCKS (Cost $279,335,658)		426,255,403

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	14,976,926	14,979,921
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	334,558	334,592
TOTAL MONEY MARKET FUNDS (Cost $15,314,513)			15,314,513

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $294,650,171)	441,569,916
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(665,625)
NET ASSETS - 100.0%	440,904,291

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $967,578 or 0.2% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $967,578 or 0.2% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $257,386 or 0.1% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd	6/18/2021 - 4/5/2022	170,981

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,046,726	23,861,527	18,927,908	118,674	(424)	-	14,979,921	14,976,926	0.0%
Fidelity Securities Lending Cash Central Fund	-	6,084,051	5,749,504	746	45	-	334,592	334,558	0.0%
Total	10,046,726	29,945,578	24,677,412	119,420	(379)	-	15,314,513

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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